Losses per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share
The following table presents our basic and diluted losses per share for the years ended December 31, 2023, 2022 and 2021:

	Year ended December 31,
	2023	2022	2021
Net income / (loss) for the year	$24,490	$(68,521)	$(105,865)
Less: Net loss attributable to redeemable non-controlling interest	—	—	1,237
Net income / (loss) for the year attributable to Despegar.com, Corp.	$24,490	$(68,521)	$(104,628)
Accretion of redeemable non-controlling interest	—	(473)	(1,355)
Accretion of Series A non-convertible preferred shares	(13,324)	(11,884)	(10,600)
Accrual of cumulative dividends of Series A non-convertible preferred shares	(15,750)	(15,375)	(15,251)
Accrual of dividends of Series B convertible preferred shares	(2,000)	(2,000)	(2,000)
Net loss for the year attributable to Despegar.com, Corp. common shareholders	$(6,584)	$(98,253)	$(133,834)
Numerator of basic and diluted losses per share	$(6,584)	$(98,253)	$(133,834)
Weighted average common shares outstanding—basic and diluted (1)	77,170	76,823	76,653
Denominator of basic and diluted losses per share	$77,170	$76,823	$76,653
Basic and diluted losses per share	$(0.09)	$(1.28)	$(1.75)
(1)For additional information related to common shares outstanding, see Note 33.